Form N-1A Cover	Feb. 17, 2026
Prospectus [Line Items]
Document Type	485APOS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 04, 2025
Prospectus Date	Feb. 17, 2026